Dividends on ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2026	May 07, 2025
Par value per share (in GBP per share)	£ 0.25
Dividends recognised as distributions to owners of parent, relating to current year	£ 422	£ 425	£ 417
Dividends paid, relating to prior years	791	796	793
Repurchase of shares	£ 5,644	4,525	4,750
Intention to initiate share buyback | Forecast
Share buyback program				£ 1,000
Ordinary shares
Total dividend approved (in GBP per share)	£ 0.086
Par value per share (in GBP per share)	0.25				£ 0.25
Full year dividend approved (in GBP per share)	£ 0.056
Ordinary shares in issue (in shares)	13,867
Repurchase of shares	£ 2,229	£ 1,750	£ 1,250
American Depository Shares
Full year dividend approved (in GBP per share)	£ 0.224